Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

13    Leases

The balance sheet shows the following amounts relating to leases:

	2022	2021
Right-of-use assets
Properties	15,326	24,586
IT Equipment	52,738	10,635
Machinery and equipment	632	739
	68,696	35,960

	2022	2021
Lease liabilities
Current	34,329	20,122
Non-current	42,576	22,996
	76,905	43,118

Set out below, are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

		Lease
	Right-of-use assets	Liabilities
As at December 31, 2020	30,022	35,220
Additions	22,146	22,146
Disposal	(334)	(329)
Lease modification (a)	200	200
Depreciation expense	(16,456)	—
Business combination	382	382
Interest expense	—	4,795
Payments of lease liabilities	—	(15,729)
Discounts on leases	—	(273)
Interest paid	—	(3,294)
As at December 31, 2021	35,960	43,118
Additions	54,848	54,848
Lease modification (a)	13	13
Depreciation expense	(22,125)	—
Business combination	—	—
Interest expense	—	4,422
Payments of lease liabilities	—	(21,485)
Discounts on leases	—	(20)
Interest paid	—	(3,991)
As at December 31, 2022	68,696	76,905

Average annual depreciation rate 2021	29.4%
Average annual depreciation rate 2022%

(a) Refers to price adjustments that occur annually as defined in the lease agreements.

The Company entered into fiduciary agreements with Banco Safra S.A. in the amount of R$ 10,903 to guarantee payment due in the lease agreements of the São Paulo office. This financial agreement bears interest at the rate of 1.95% per annum. The lease payments are adjusted annually by the General Market Price Index (IGP-M).

The Company recognized rent expense from short-term leases and low-value assets of R$ 2,637 for the year ended December 31, 2022 (2021: R$ 2,673)